Loans and Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans held for sale	$ 56,261	$ 56,879
Unamortized loan fees	35,586	47,134
Loans-in-process	6,370	62,691
Overdrafts from deposit accounts	7,146	36,209
Related party loans	68,460	$ 24,901
Directors and Officers [Member]
Additional amount of loan	45,348
Repayment of Loan	$ 1,789